Average Annual Total Returns - Thrivent Low Volatility Equity Portfolio	Class A 1 Year	Class A SinceInception(4/28/17)	MSCI World Minimum Volatility Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Minimum Volatility Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) SinceInception(4/28/17)
Total	2.19%	8.40%	2.61%	8.76%